FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Disclosure of maturity analysis for financial liabilities
The following table summarizes the aggregate amount of contractual future cash outflows for the Company’s financial liabilities:

						Payments Due by Year
(US $ millions)	2018	2019	2020	2021	2022	Thereafter	Total
Principal	$—	$—	$240	$—	$—	$315	$555
Interest	33	33	33	19	19	10	147
Long-term debt, including interest	$33	$33	$273	$19	$19	$325	$702
Note: The above table does not include pension and post-employment benefit plan obligations.

Disclosure of net book values and fair values of non-derivative financial assets
The net book values and fair values of non-derivative financial instruments were as follows:

		Dec 31, 2017		Dec 31, 2016
(US $ millions)	Financial Instrument Category	Net Book Value	Fair Value	Net Book Value	Fair Value
Financial assets:
Cash and cash equivalents	Fair value through profit or loss	$241	$241	$161	$161
Accounts receivable	Loans and receivables	174	174	141	141
Other assets	Loans and receivables	2	2	—	—
		$417	$417	$302	$302
Financial liabilities:
Accounts payable and accrued liabilities	Other financial liabilities	$282	$282	$218	$218
Long-term debt(1)	Other financial liabilities	555	597	755	777
Other liabilities	Other financial liabilities	29	29	27	27
		$866	$908	$1,000	$1,022
(1) Principal value of long-term debt excluding debt issue costs of $7 million (2016 – $9 million) (note 8).

Disclosure of net book values and fair values of non-derivative financial liabilities
The net book values and fair values of non-derivative financial instruments were as follows:

		Dec 31, 2017		Dec 31, 2016
(US $ millions)	Financial Instrument Category	Net Book Value	Fair Value	Net Book Value	Fair Value
Financial assets:
Cash and cash equivalents	Fair value through profit or loss	$241	$241	$161	$161
Accounts receivable	Loans and receivables	174	174	141	141
Other assets	Loans and receivables	2	2	—	—
		$417	$417	$302	$302
Financial liabilities:
Accounts payable and accrued liabilities	Other financial liabilities	$282	$282	$218	$218
Long-term debt(1)	Other financial liabilities	555	597	755	777
Other liabilities	Other financial liabilities	29	29	27	27
		$866	$908	$1,000	$1,022
(1) Principal value of long-term debt excluding debt issue costs of $7 million (2016 – $9 million) (note 8).